Fixed Assets - Schedule of Fixed Assets (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Total fixed assets	$ 15,182	$ 1,971,301	$ 2,421,308
Less accumulated depreciation	(15,182)	(1,969,828)	(2,416,888)
Net fixed assets		1,473	4,420
Production Equipment [Member]
Total fixed assets	15,182	1,938,532	1,938,532
Office Equipment [Member]
Total fixed assets		32,769	32,769
Building [Member]
Total fixed assets			446,772
Leasehold Improvements [Member]
Total fixed assets			$ 3,235